CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - Winvest Groups Ltd [Member] - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Preferred Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 227,839	$ 227,839
Beginning balance, shares	227,838,680	227,838,680
Net loss
Members deficit -end of year	$ 227,839	$ 227,839
Ending balance, shares	227,838,680	227,838,680
Common Stock [Member]
Statement [Line Items]
Members equity -beginning of year	$ 17,411	$ 16,511
Beginning balance, shares	17,411,217	16,510,563
Common stock issued for services	$ 115
Common stock issued for services, shares	114,510
Misc. common stock adjustment, shares	348
Reverse split rounding adjustment, shares		654
Members deficit -end of year	$ 17,525	$ 16,511
Ending balance, shares	17,526,075	16,511,217
Additional Paid-in Capital [Member]
Statement [Line Items]
Members equity -beginning of year	$ 103,113,871	$ 101,134,772
Common stock issued for services	457,925
Reverse split rounding adjustment		(1)
Members deficit -end of year	103,571,796	101,134,771
Retained Earnings [Member]
Statement [Line Items]
Members equity -beginning of year	(103,845,089)	(101,493,644)
Net loss	(654,791)	(150,017)
Members deficit -end of year	(104,499,880)	(101,643,661)
Total [Member]
Statement [Line Items]
Members equity -beginning of year	(485,968)	(114,522)
Common stock issued for services	458,040
Net loss	(654,791)	(150,017)
Members deficit -end of year	$ (682,719)	$ (264,539)